Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss) Attributable to the Company [Abstract]
Net income/(loss)	$ 14,557	$ 10,427	$ (4,086)
Other comprehensive loss
Foreign currency translation loss	(10,722)	(5,557)	(2,712)
Total comprehensive income/(loss)	3,835	4,870	(6,798)
Less: Comprehensive income attributable to non-controlling interests	(1,427)	(1,732)	(2,944)
Total comprehensive income/(loss) attributable to the Company	$ 2,408	$ 3,138	$ (9,742)